Note 14 - Subsequent Event	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
14.	SUBSEQUENT EVENT

On February 13, 2024, the Company announced a private placement of up to 637,755 Flow-Through units (“FT Unit”) at $5.88 per unit and up to 441,176 non-Flow-Through units (“NFT Unit”) at $3.40 per unit. Each FT Unit consisted of one Flow-Through (“FT”) common share and Non-flow-through common share purchase warrant (a "Warrant").  Each NFT Unit consisted of one Non-Flow-Through (“NFT”) common share and non-flow-through common share purchase warrant (a "Warrant").  Each whole Warrant entitles the holder to acquire one additional share of the Company for a period of two years from the date of issuance at a price of $4.00 per share.  On March 13, 2024, closed Tranche 1 of 2 (see Note 8) and on April 29, 2024, closed on Tranche 2 on a non-brokered private placement issuing 247,471 flow-through common shares at $5.88 per common shares for gross proceeds of $1,455,129 and 247,471 non-flow-through share purchase warrants. Cash finder’s fees of $175 were paid on the financings and the Company issued 51 share purchase finders warrants. Each finders warrant entitles the holder to purchase one common share at a price of $4.00 for a two-year period.  As at March 31, 2024, the Company had received $105,000 in subscription in advances relating to the April 29, 2024 closing of Tranche 2.

On April 26, 2024, the loan agreement with a related party (Jason Barnard, CEO, and Christina Barnard, COO) of the Company maturing on May 10, 2024, was amended to mature on May 10, 2025, with no changes in security or interest rate (see Note 6).

On June 6, 2024, the Company paid $100,000 and issued 28,818 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 4).

During the year ended March 31, 2024, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $100,000 during the year ended March 31, 2024. The remaining $200,000 was received subsequent to the year ended March 31, 2024 ($100,000 received on April 10, 2024, and $100,000 received on June 10, 2024) (see Note 4).